Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
The balances due to related parties were as follows:

	December 31, 2017	December 31, 2016

Dr. Henglong Chen and its affiliates *	$240,462	$-
Mr. Yulong Chen, a shareholder of the Company	1,537,000	-
Forasen Group, controlled by Mr. Zhengyu Wang, Chairman and CEO of the Company	1,217,766	-
Total	$2,995,228	$-

* Dr. Henglong Chen is the original shareholder of E-Motors (Note 4). The Company acquired his 70% equity interest in E-Motors and issued 2,500,000 restricted shares of Tantech’s common stock to him in connection with the acquisition of E-Motors.